IFRSs not yet effective	12 Months Ended
Dec. 31, 2024
IFRSs not yet effective
IFRSs not yet effective

4 IFRSs not yet effective

On August 15, 2023, the IASB issued the amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability” aimed, substantially, to require the estimate of a spot exchange rate when a currency is not exchangeable into another currency. The amendments are effective for annual reporting periods beginning on or after January 1, 2025.

On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements,” which replaces IAS 1. In particular, IFRS 18, in order to increase comparability and transparency of information: (i) requires the presentation of defined subtotals within the profit and loss account and introduces limited changes, essentially, to the statement of cash flows and to the balance sheet; (ii) introduces specific disclosure requirements about management-defined performance measures; and (iii) introduces new criteria for aggregation and disaggregation of information presented in the primary financial statements and disclosed in the notes. IFRS 18 shall be applied for annual reporting periods beginning on or after January 1, 2027.

On May 9, 2024, the IASB issued IFRS 19 “Subsidiaries without Public Accountability: Disclosures”, aimed to reduce disclosures requirements for the preparation of the separate (and, if applicable, consolidated) financial statements of companies (that are neither listed nor financial institutions) controlled, directly or indirectly, by a parent that produces consolidated financial statements that are available for public use and that comply with IFRSs. IFRS 19 shall be applied for annual reporting periods beginning on or after January 1, 2027.

On May 30, 2024, the IASB issued the amendments to IFRS 9 and IFRS 7 “Classification and Measurement of Financial Instruments” aimed, essentially, to clarify the timing of derecognition of financial liabilities settled through electronic payment systems and to provide clarifications about the classification of financial assets with environmental, social and governance features (for example, sustainability bonds). The amendments shall be applied for annual reporting periods beginning on or after January 1, 2026.

On July 18, 2024, the IASB issued the document “Annual Improvements to IFRS Standards – Volume 11”, which include, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2026.

On December 18, 2024 the IASB issued the amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature dependent Electricity” aimed essentially at: (i) clarifying the use of the “own-use exemption” for power purchase agreements from renewable sources; and (ii) allowing, subject to certain conditions being met, the designation of a cash flow hedge in the presence of contracts for the purchase or sale of electricity from renewable sources (settable on a net basis). The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2026.

Eni is currently reviewing the IFRSs not yet effective in order to determine the likely impact on the Consolidated Financial Statements.